Related Party Transactions - Schedule of Related Party Transactions with Major Related Parties (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Interest income
Interest income from related party	¥ 1,247	$ 184	¥ 3,596
Revenue from related parties including interest income	347,204	51,139	506,287
Cost of revenues
Cost of revenue to related party	827,884	121,935	965,944
Selling, general and administrative
Selling, general and administrative expenses to related party	17,133	2,524	2,482
Research and development
Research and development expenses to related party	7,381	1,087	12,085
Operating costs and expenses as well as interest expenses from related parties	852,398	125,546	980,511
Baidu
Research and development
Research and development expenses to related party	7,381	1,087	12,085
Others
Cost of revenues
Cost of revenue to related party	52,244	7,695	80,196
Selling, general and administrative
Selling, general and administrative expenses to related party	16,362	2,410	1,042
Membership services
Related Party Transaction [Line Items]
Revenue from related parties	12,640	1,862	22,098
Membership services | Baidu
Related Party Transaction [Line Items]
Revenue from related parties	11,900	1,753	14,051
Membership services | Others
Related Party Transaction [Line Items]
Revenue from related parties	740	109	8,047
Online Advertising Revenues
Related Party Transaction [Line Items]
Revenue from related parties	153,725	22,642	51,635
Online Advertising Revenues | Baidu
Related Party Transaction [Line Items]
Revenue from related parties	94,651	13,941	37,484
Online Advertising Revenues | Others
Related Party Transaction [Line Items]
Revenue from related parties	59,074	8,701	14,151
Other Revenues
Related Party Transaction [Line Items]
Revenue from related parties	41,995	6,185	38,968
Other Revenues | Baidu
Related Party Transaction [Line Items]
Revenue from related parties	11,976	1,764	7,946
Other Revenues | Others
Related Party Transaction [Line Items]
Revenue from related parties	30,019	4,421	31,022
Content distribution
Related Party Transaction [Line Items]
Revenue from related parties	137,597	20,266	389,990
Content distribution | Others
Related Party Transaction [Line Items]
Revenue from related parties	137,597	20,266	389,990
License Fees | Baidu
Cost of revenues
Cost of revenue to related party	11,839	1,744	18,902
Bandwidth Fee | Baidu
Cost of revenues
Cost of revenue to related party	763,801	112,496	747,194
Advertising Services Expense | Baidu
Selling, general and administrative
Selling, general and administrative expenses to related party	771	114	1,440
Traffic Acquisition and Other Services | Baidu
Cost of revenues
Cost of revenue to related party	¥ 0	$ 0	¥ 119,652